Filed pursuant to Rule 424(b)(3)
File No. 333-121061
SUPPLEMENT DATED FEBRUARY 27, 2026 TO THE CURRENT
STATUTORY PROSPECTUS FOR:
Invesco Senior Loan Fund
(the “Fund”)
This supplement amends the Statutory Prospectus of the above referenced fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
1. The following information replaces the first bullet regarding Edward Jones under the heading “Purchase of Shares – Class A Shares – Class A Shares Purchase Programs – Intermediary Sales Charge Waivers and Discounts – Edward D. Jones & Co., L.P. – Rights of Accumulation” in the prospectus for the Fund:
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The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco and CollegeBound 529 funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
2. The following information replaces in its entirety the information regarding Merrill Lynch under the heading “Purchase of Shares – Class A Shares – Class A Shares Purchase Programs – Intermediary Sales Charge Waivers and Discounts” in the prospectus for the Fund:
Merrill Lynch (“Merrill”)
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus or SAI. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
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Policies Related to Front-end Sales Load Waivers
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Level-load to front-end load share class exchanges:
For participating fund families, Merrill will automatically exchange level-load shares held in Merrill accounts1 to front-end load shares of the same mutual fund in the month following the 5-year anniversary of the date the level load shares were purchased or the date the level-load shares were transferred into a Merrill account. If a fund’s prospectus permits level-load to front-end load exchanges sooner than 5 years, the earlier prospectus exchange privilege will automatically apply.
For fund families not listed in Appendix A, Merrill will automatically exchange level-load shares held in Merrill accounts to front-end load shares of the same mutual fund in accordance with the timing disclosed the fund’s prospectus.
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Eligible employees of Merrill or its affiliates: Eligibility will vary depending on your job role at, or your relationship to an eligible employee of, Bank of America N.A. Prior to executing a transaction in mutual fund shares, contact your financial advisor to confirm your eligibility.
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Merrill Household: Merrill will aggregate related accounts for purposes of determining your Merrill Household. Related accounts generally will include those accounts maintained within the Merrill distribution channel that match two of the following three criteria (1) last name, (2) primary address, and (3) tax identification number. For avoidance of doubt, related accounts do not
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include accounts across other BofA Corp distribution channels (i.e., Bank of America Private Bank). Please contact your financial advisor to inquire whether an account is included in your Merrill Household prior to your purchase of mutual fund shares.
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Policies Related to Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load shares
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Limits on systematic withdrawals: Systematic withdrawals cannot exceed 10% of the current net asset value of an account’s holding in a particular mutual fund on an annualized basis.
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Policies Related to Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
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Breakpoint discounts, as described in the fund’s prospectus, where the sales charge is at or below the maximum sales charge (currently 3.5%) that Merrill permits to be assessed to a front-end load purchase: Based on your investment needs, if the sales load assessed to your purchase amount would exceed the maximum sales charge of 3.5%, you can instead choose to invest the same dollar amount in level-load shares or purchase an amount of front-end load shares that would bring the sales charge to 3.5% or lower.
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Eligible share classes for rights of accumulation (ROA): Your aggregated mutual fund holdings in the share classes listed for the mutual fund family in Exhibit A, which are held in your Merrill Household’s accounts, will be combined with your purchase to determine if your purchase qualifies for a breakpoint discount. This list is subject to change.
Holdings in products other than mutual funds and any mutual funds that are not eligible for ROA, as disclosed in the fund’s prospectus, will not count towards ROA. In addition, mutual fund family holdings not held at Merrill may be included in the ROA calculation only if clients notify their financial advisors about such assets. Effective May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation.
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Letters of Intent (LOI): Whether your purchase is eligible for a breakpoint discount will depend on a variety of conditions such as whether: (1) the fund family permits LOIs or allows a particular mutual fund or share class to be counted towards your LOI commitment; (2) your purchase is in an account in your Merrill Household and (3) you fulfill your LOI Commitment within a 13-month period.
Effective May 1, 2026, Merrill will no longer accept new LOIs. Please contact your financial advisor to discuss eligibility and to obtain Merrill’s LOI form, which contains more detailed information.
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Level-load shares held in employer-sponsored retirement, deferred compensation, and employee benefit plan (including health savings accounts) accounts will not be exchanged for front-end load shares. Contact your financial advisor to confirm your account’s eligibility.
3. The following information replaces in its entirety the information regarding Robert W. Baird & Co. Incorporated under the heading “Purchase of Shares – Class A Shares – Class A Shares Purchase Programs – Intermediary Sales Charge Waivers and Discounts” in the prospectus for the Fund:
Robert W. Baird & Co. Incorporated (“Baird”)
Effective January 1, 2026, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
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Front-End Sales Charge Waivers on Class A-shares Available at Baird
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
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Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird
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Shares purchased within 90 days following a redemption from an Invesco Fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
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A shareholder in the Fund’s Investor C Shares will have their share converted at net asset value to Investor A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
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Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
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CDSC Waivers on Classes A and C shares Available at Baird
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Shares sold due to death or disability of the shareholder
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Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus
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Shares bought due to returns of excess contributions from an IRA Account
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s prospectus
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Shares sold to pay Baird fees but only if the transaction is initiated by Baird
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Shares acquired through a right of reinstatement
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Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
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Breakpoints as described in this prospectus
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Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Invesco assets held by accounts within the purchaser’s household at Baird. Eligible Invesco assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
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Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Invesco through Baird, over a 13-month period of time
4. The following information is added to the section under the heading “Purchase of Shares – Class A Shares – Class A Shares Purchase Programs – Intermediary Sales Charge Waivers and Discounts” in the prospectus for the Fund:
Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)
Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.
Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.
Wells Fargo Advisors Class A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:
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Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.
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Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.
Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:
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Shares purchased through a rollover from another 529 plan.
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Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.
Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.
Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.
Wells Fargo Advisors Contingent Deferred Sales Charge information.
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Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.
Wells Fargo Advisors Class A front-end load discounts.
Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:
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Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.
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Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.
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Gift of shares will not be considered when determining breakpoint discounts.
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